Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of Summary of Other Income, Net

A summary of the amounts recorded in Other income, net is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Foreign exchange gain / (loss)	$2,017	$(4,062)	$7,210	$(4,704)
Fair value loss on contingent consideration	(282)	(147)	(396)	(400)
Gain on derivative instruments (1)	1,209	5,406	4,410	4,198
Fair value gain on warrant liability (2)	415	2,430	140	517
Gain on debt repurchases (3)	720	3,612	1,296	7,952
Other (4)	318	137	4,092	2,360
Other income, net	$4,397	$7,376	$16,752	$9,923

(1)
In the six months ended June 30, 2024, the Company entered into an additional derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt (See Note 8).
(2)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive (loss) / income (See Note 12).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Mainly relates to the release of certain provisions, offset by banking fees.